Cover	6 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	SelectQuote, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3339273
Entity Address, Address Line One	6800 West 115th Street
Entity Address, Address Line Two	Suite 2511
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	599-9225
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001794783
Amendment Flag	false